Taxes on Income - Schedule of Income Tax (Tax Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax (Tax Benefit) [Abstract]
Current taxes	$ 50,825	$ 44,900	$ 37,486
Deferred taxes	(10,366)	(6,127)	(5,652)
Total	$ 40,459	$ 38,773	$ 31,834